Intangible Assets, Net (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Intangible Assets, Net [Abstract]
Amortization expense	$ 367,762	$ 876,139	$ 907,548